Fiera Capital Emerging Markets Fund

(THE “FUND”)

SUPPLEMENT DATED FEBRUARY 18, 2020 TO THE FUND’S

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 29, 2019

Effective April 1, 2020, Fiera Capital Inc. (the “Adviser”) has contractually agreed to waive 0.10% of the Fund’s Shareholder Servicing Fee (as defined in the Prospectus) through March 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE